Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ 1,439.4	$ 51.3	$ 537.8	$ (989.1)
Loss on disposal of subsidiaries			(4.6)
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	8,244.5		(2,360.7)	(2,293.9)
Gain (loss) arising from fair value hedges, net			13.1	(2.3)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	0.9		(6.9)	2.0
Financial assets at amortized cost	(4.6)		5.2	0.4
Other gains (losses), net	426.2		665.1	(127.9)
Other gains and losses	$ 10,106.4	$ 360.0	$ (1,151.0)	$ (3,410.8)